UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22516

ASGI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 440-7460

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Aurora Opportunities Fund, LLC Schedule of Investments (unaudited) As of December 31, 2012
			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Event-Driven - 7.98%	Cevian Capital II LP*	$1,700,000	1,819,878
	West Face Long Term Opportunities (USA) LP**	1,540,687	$1,690,608
			3,510,486
Long/Short Credit - 24.62%	Alden Global Distressed Opportunities Fund LP**	323,742	277,963
	Centerbridge Credit Partners LP***	1,875,672	2,172,164
	Monarch Opportunities Fund LP*	1,500,000	1,667,483
	Redwood Domestic Fund LP*	2,150,000	2,573,866
	Thoroughbred Fund LP*	2,550,000	3,033,686
	York Credit Opportunities Fund LP*	950,000	1,104,176
			10,829,338
Long/Short Equities - 20.52%	AKO Partners LP*	1,235,000	1,455,637
	Broadway Gate Onshore Fund LP*	1,396,700	1,584,380
	Greenlight Capital (Gold) LP*	975,000	987,115
	Indus Pacific Opportunities Fund LP*	653,742	671,388
	Lansdowne Developed Markets Fund LP*	1,250,000	1,431,529
	Miura Global Partners II LP*	738,594	851,938
	Passport II LP*	428,224	403,685
	Passport Special Opportunities Fund LP**	500,000	430,758
	Scout Capital Partners II LP*	1,134,657	1,209,137
			9,025,567
Macro - 15.16%	BlueTrend Fund LP*	400,000	392,008
	Brevan Howard Multi-Strategy Fund LP*	2,025,000	2,213,622
	CCP Quantitative Fund LP*	400,000	449,738
	Discovery Global Opportunity Partners LP*	1,950,000	2,302,954
	Dymon Asia Macro (US) Fund*	1,275,000	1,308,085
			6,666,407
Opportunistic - 6.72%	Azentus Global Opportunities LP*	1,031,250	983,469
	Eton Park Fund LP	1,098	1,018
	Luxor Capital Partners LP*	1,270,648	1,277,543
	York Select LP*	774,923	694,312
			2,956,342
Total Investments (Cost - $30,029,937) - 75.00%			32,988,140
Other Assets and Liabilities, net - 25.00%			10,993,948
Members' Capital - 100.00%			$$43,982,088

Percentages shown are stated as a percentage of Members' Capital as of December 31, 2012. All investments in Investment Funds are non-income producing.

*     Subsequently transferred into investment manager’s offshore Investment Fund offering on January 1, 2013.

**  Subsequently transferred into ASGI Aurora Special Onshore Asset Holdings, Inc., a wholly-owned subsidiary of the  Fund, on January 1, 2013.

*** Portion of Investment Fund subsequently transferred into investment manager’s offshore Investment Fund offering with the remaining portion subsequently transferred into ASGI Aurora Special Onshore Asset Holdings, Inc., on January 1, 2013.

ASGI Aurora Opportunities Fund, LLC Schedule of Investments (unaudited) (continued) As of and for the Nine Months Ended December 31, 2012

Investments by Strategy (as a percentage of total investments)
Long/Short Credit	32.83%
Long/Short Equities	27.36
Macro	20.21
Event-Driven	10.64
Opportunistic	8.96
100.00%

Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third-party pricing source as of the measurement date.   Investments in Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's Members' Capital as of December 31, 2012 is as follows:

			Level 2	Level 3
	Total Fair Value at	Level 1	Other Significant	Significant
Description	December 31, 2012	Quoted Prices	Observable Inputs	Unobservable Inputs
Event-Driven	$3,510,486	$-	$1,726,352	$$1,784,134
Long/Short Credit	10,829,338	-	382,515	10,446,823
Long/Short Equities	9,025,567	-	6,540,680	2,484,887
Macro	6,666,407	-	6,666,407	-
Opportunistic	2,956,342	-	2,217,722	$738,620
	$32,988,140	$-	$17,533,676	$15,454,464

There were no transfers between Level 1 and Level 2 investments for the nine months ended December 31, 2012.

ASGI Aurora Opportunities Fund, LLC Schedule of Investments (unaudited) (continued) As of and for the Nine Months Ended December 31, 2012

The following is a reconciliation of Level 3 investments in Investment Funds for which significant unobservable inputs were used in determining fair value:

	Investments in	Investments in	Investments in	Investments in
	Investment Funds -	Investment Funds -	Investment Funds -	Investment Funds -
	Event-Driven	Long/Short Credit	Long/Short Equities	Opportunistic

Balance, as of April 1, 2012	$4,483,410	$10,922,006	$3,044,786	$977,006
Realized gain	-	180,685	15,319	-
Realized (loss)	-	-	(43,645)	(11,945)
Change in unrealized appreciation/depreciation	78,575	782,731	113,683	19,245
Purchases	-	-	975,000	-
(Sales)	-	(1,716,562)	(1,059,403)	(245,867)
Transfers into Level 3	-	277,963	-	181
Transfers out of Level 3	(2,777,851)	-	(560,853)	-
Balance, as of December 31, 2012	$1,784,134	$10,446,823	$2,484,887	$738,620

For Event-Driven strategies, there were no transfers from Level 2 into Level 3 for the nine months ended December 31, 2012. Transfers from Level 3 into Level 2 for the nine months ended December 31, 2012 were $2,777,851.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $78,575.

For Long/Short Credit strategies, transfers from Level 2 into Level 3 for the nine months ended December 31, 2012 were $277,963. There were no transfers from Level 3 into Level 2 for the nine months ended December 31, 2012.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $832,260.

For Long/Short Equities strategies, there were no transfers from Level 2 into Level 3 for the nine months ended December 31, 2012. Transfers from Level 3 into Level 2 for the nine months ended December 31, 2012 were $560,853.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $74,339.

For Opportunistic strategies, transfers from Level 2 into Level 3 for the nine months ended December 31, 2012 were $181. There were no transfers from Level 3 into Level 2 for the nine months ended December 31, 2012. The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $19,245.

All transfers into Level 3 during the current period were due to a portion of the Fund’s investment in these Investment Funds not being available for withdrawal within 90 days.  All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund’s investment in these Investment Funds now being available for withdrawal within 90 days.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

ASGI Aurora Opportunities Fund, LLC Schedule of Investments (unaudited) (continued) As of and for the Nine Months Ended December 31, 2012

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of December 31, 2012:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Long/Short Credit strategies generally involve investment managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps).  Investment managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments.  The use of leverage varies considerably.  Investment managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage.  Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the investment managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued.  Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture.  Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve investment managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage).  Capital is opportunistically allocated as such investment managers perceive each strategy’s opportunity set changing with market conditions.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	February 22, 2013

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	February 22, 2013

* Print the name and title of each signing officer under his or her signature.